Yield, Inc. (Parent) Footnotes (Details) - USD ($) $ in Millions	3 Months Ended																		6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Jun. 30, 2016	Jun. 30, 2015		Jul. 22, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 63	$ 1	[1],[2]	$ 12	$ 32	[3]	$ 42	[3],[4],[5]	$ (21)	[1],[2],[3]	$ 4	[3]	$ 41	[3]	$ 43	[3]	$ 20	[3]	$ 64	$ 21	[4],[5]	$ 54	$ 65	[6],[7]	$ 108	[6],[7]	$ 125	[6],[7]

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.